SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Reconciliation of Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Opening balance	$ (15,869,894)	$ (3,213,378)	$ (7,386,030)
Addition due to acquisition			(374,776)
Addition	(47,400,809)	(12,267,390)	(1,240,666)
Write-off	361,049	86,052	5,996,375
Effect of exchange rate change in foreign currency	(96,439)	(475,178)	(208,281)
Ending balance	$ (63,006,093)	$ (15,869,894)	$ (3,213,378)